Schedule of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Short-term operating lease expense	$ 440	$ 41
Operating lease expense	563	301
Total lease expense	$ 1,003	$ 342